Shareholder Report, Line Graph (Details) 194519_LHA Market State Tactical Beta ETF_TF_TSR SemiAnnual {TF} - USD ($)								6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 29, 2020	Jun. 30, 2026
LHA Market State™ Tactical Beta ETF
Account Value [Line Items]
Line Graph and Table Measure Name								LHA Market State™ Tactical Beta ETF NAV
Accumulated Value	$ 17,064	$ 14,429	$ 12,190	$ 10,443	$ 13,404	$ 10,965	$ 10,000	$ 18,360
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	$ 22,181	$ 18,817	$ 15,051	$ 11,918	$ 14,554	$ 11,308	$ 10,000	$ 24,445